Fair Value Measurement - Consolidated Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Designated as Hedging Instrument | Natural Gas Futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ 211	$ (630)	$ 259	$ 153	$ 81	$ (31)
Designated as Hedging Instrument | Natural Gas Futures | Cost of Revenues
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain or (Loss) Reclassified from OCI into Income (Effective Portion)	65	(302)	82	(1,104)	(1,211)	(1,082)
Not Designated as Hedging Instrument | Foreign Exchange Contract | Other Income (Expense)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 0	$ (65)	$ 0	$ (65)	$ (65)	$ (43)